Document and Entity Information	Oct. 06, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001789832
Document Type	8-K
Document Period End Date	Oct. 06, 2026
Entity Registrant Name	Hess Midstream LP
Entity Incorporation State Country Code	DE
Entity File Number	001-39163
Entity Tax Identification Number	84-3211812
Entity Address, Address Line One	1400 Smith Street
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77002
City Area Code	(832)
Local Phone Number	854-1000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A shares representing limited partner interests
Trading Symbol	HESM
Security Exchange Name	NYSE
Entity Emerging Growth Company	false